Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Assets and Liabilities [Abstract]
Fair value of financial assets and liabilities
26.	Fair value of financial assets and liabilities

Financial assets -

Except for derivative financial instruments and financial instruments designated at fair value through OCI, all financial assets which included trade and other receivables are classified in the category of loans and receivables, which are non-derivative financial assets carried at amortized cost, held to maturity, and generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group including trade and other payables financial obligations are classified as loans and borrowings and are carried at amortized cost.

(a)	Derivative financial instruments -

Hedging derivatives -

Foreign currency risk -

As of December 31, 2022, the Company maintained cross currency swaps agreements for a notional amount of US$132,000,000, with maturity in 2023 and an average rate of 2.97%. Of this total, US$131,612,000 has been designated as hedging instruments for Senior notes that are denominated in U.S. dollars, with the intention of hedging the foreign exchange risk.

The cash flow hedge of the expected future payments was assessed to be highly effective and resulted in an unrealized gain of S/2,154,000 for the year 2023 (unrealized gain of S/3,838,000 and S/20,836,000 during 2022 and 2021, respectively). The amounts retained in OCI of 2022 are expected to be recognized in the consolidated statement of profit or loss in 2023, the year of its maturity.

As of December 31, 2023, cross currency swaps were settled in full in correlation with the payment of international dollar bonds.

Assets (liabilities) from financial instruments at fair value through profit or loss -

As of December 31, 2022 and 2021 the Company held cross currency swaps that do not have an underlying relationship amounts to US$388,000. The effect on profit or loss of the change in their fair value was a loss of S/59,000 and gain of S/589,000 in the year 2022 and 2021.

In January 2021, derivative financial instruments at fair value through profit or loss were settled in the amount of US$18,000,000, the result was a net loss amounting to S/1,569,000 presented in “Accumulated net loss on settlement of derivative financial instruments at fair value through profit or loss” caption in the consolidated statement of profit or loss.

In February 2023, cross currency swaps from trading have been settled and obtained a gain of S/19,000.

(b)	Fair values and fair value accounting hierarchy -

Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2023 and 2022, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2023 and 2022, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2023	2022	2023	2022	2023/2022
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	90,193	81,773	90,193	81,773	Level 1
Trade and other receivables	143,085	145,034	143,085	145,034	Level 2
Other financial instruments	-	86,893	-	86,893	Level 2
Financial investments designated at fair value through other comprehensive income	249	274	249	274	Level 3
Total financial assets	233,527	313,974	233,527	313,974

Financial liabilities
Trade and other payables	231,511	284,554	231,511	284,554	Level 2
Senior notes	569,192	1,071,781	532,987	996,156	Level 1
Promissory notes	1,003,834	521,390	931,014	459,117	Level 2
Total financial liabilities	1,804,537	1,877,725	1,695,512	1,739,827

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole. The fair value hierarchies are those described in note 2.3.2 (v).

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy. As of December 31, 2023 and 2022, there were no transfers between the fair value hierarchies.

Management assessed that cash and cash equivalents; trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of cross currency swaps was measured by using valuation techniques where inputs are based on market data and present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to consider the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to incorporate the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

-	The fair value of the quoted senior notes is based on the current quotations value at the reporting date as they trade on the exchange.

-	The fair value of the fixed rate promissory note it is calculated using the results of cash flow discounted at the average indebtedness rates effective as of the reporting date.

-	The fair value of financial instruments at fair value with changes in OCI has been determined through the percentage of the Company’s shareholding in the equity of Fossal S.A.A.